As filed with the Securities and Exchange Commission on February 26, 1998


                   Securities Act Registration No. 333-21089
               Investment Company Act Registration No. 811-08043

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. __
                        Post-Effective Amendment No. 1

                                      and

                    THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 2
                       (Check appropriate box or boxes)
          ___________________________________________________________

                      BERKSHIRE CAPITAL INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                             475 Milan Drive, #103
                           San Jose, CA  95134-2453
                   (Address of Principal Executive Offices)

                                (408) 526-0707
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                              1209 Orange Street
                              Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                                   Copy to:
                             Malcolm R. Fobes III
                             475 Milan Drive, #103
                           San Jose, CA  95134-2453

          ___________________________________________________________


It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on (date) pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

          ___________________________________________________________

                     BERKSHIRE CAPITAL GROWTH & VALUE FUND


                     Supplement to July 1, 1997 Prospectus


     The Statement of Additional Information dated July 1, 1997 and referred to in this Prospectus has been revised to include Audited Financial Statements as of December 31, 1997.


                           Dated:  February 26, 1998

          ___________________________________________________________



      The Fund's Prospectus dated July 1, 1997, which is Part A of the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.



                     BERKSHIRE CAPITAL GROWTH & VALUE FUND


                          Supplement to July 1, 1997
                      Statement of Additional Information


     Attached hereto and made a part of this Statement of Additional Information are Audited Financial Statements including Notes thereto and Schedule of Portfolio of Investments dated as of December 31, 1997.


                           Dated:  February 26, 1998

          ___________________________________________________________


     The Fund's Statement of Additional Information dated July 1, 1997, which is Part B to the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.

                      MEREDITH, CARDOZO, LANZ & CHIU LLP
                         Certified Public Accountants
                       97 South Second Street, Suite 100
                          San Jose, California 95113
                                (408) 278-0220



                         INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholders
Berkshire Capital Investment Trust

We have audited the accompanying statement of assets and liabilities of Berkshire Capital Investment Trust (comprising the Berkshire Capital Growth & Value Fund), including the schedule of portfolio investments, as of December 31, 1997 and the related statements of operations and changes in net assets for the period from July 1, 1997 (date of inception) to December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Berkshire Capital Investment Trust, as of December 31, 1997, and the results of its operations and the changes in its net assets for the period from July 1, 1997 (date of inception) to December 31, 1997, in conformity with generally accepted accounting principles.


/s/ MEREDITH, CARDOZO, LANZ & CHIU LLP
--------------------------------------
Meredith, Cardozo, Lanz & Chiu LLP


San Jose, California
January 21, 1998



                      Berkshire Capital Investment Trust
                       Statement of Assets & Liabilities
                               December 31, 1997




ASSETS - Note (1)

Investment in securities, at value
(identified cost - $113,703)                               $  101,090
Cash in bank                                                      319
Dividend receivable                                                 3
                                                              -------
Total assets                                                  101,412


LIABILITIES

Total liabilities                                                   0
                                                              -------
Net assets - at value                                      $  101,412
                                                              =======

NET ASSETS COMPRISED OF:

Common Stock (par value $1.00)                             $   11,738
Paid-in capital                                               104,900
Net realized gain (loss) from investments                     (2,613)
Net unrealized gain (loss) on investments                    (12,613)
                                                             --------
Total net assets                                           $  101,412
                                                             ========

Net asset value per share based on
11,738.358 shares outstanding                              $     8.64
                                                             ========















                See Accompanying Notes to Financial Statements



                      Berkshire Capital Investment Trust
                            Statement of Operations
   For the Period from July 1, 1997 (date of inception) to December 31, 1997




INVESTMENT INCOME:

Income:
Dividends                                                  $       87
Interest                                                        1,051
                                                                -----
Total income                                                    1,138


Expenses:
Investment advisory and administration fees -
Note (7)                                                            0
                                                                -----
Total investment income                                         1,138
                                                                -----

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss) on investments                       (2,613)
Net change in unrealized gain (loss)
on investments for 1997                                      (12,613)
                                                             --------
Net gain (loss) on investments for 1997                      (15,226)
                                                             --------
Net increase (decrease) in net assets
resulting from operations                                  $ (14,088)
                                                             ========


















                See Accompanying Notes to Financial Statements



                      Berkshire Capital Investment Trust
                      Statement of Changes in Net Assets
   For the Period from July 1, 1997 (date of inception) to December 31, 1997




INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income                                      $    1,138
Net realized gain (loss) on investments                       (2,613)
Net change in unrealized gain (loss) on investments          (12,613)
                                                             --------
Net increase (decrease) in net assets
resulting from operations                                    (14,088)
                                                             --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                      $  (1,138)
Net realized gain on investments                                    0
                                                              -------

Reinvestment of dividends by shareholders                       1,138


CAPITAL SHARE TRANSACTIONS:

Proceeds from sale of shares -
net of redemption, if any                                     115,500
                                                              -------

Total increase in net assets                                  101,412


NET ASSETS:
Beginning of year                                                   0
                                                             --------
End of year                                                $  101,412
                                                             ========













                See Accompanying Notes to Financial Statements

                      Berkshire Capital Investment Trust
                         Notes to Financial Statements
                               December 31, 1997


(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Berkshire Capital Investment Trust (the "Trust") was organized as a business trust under the state of Delaware on November 25, 1996. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $1.00 per share. Shares have non-cumulative voting rights, do not have preemptive subscription rights and are freely transferable. The Berkshire Capital Growth & Value Fund is an open-end non-diversified portfolio of the Trust.

     (a)  Security Valuation

          Investments in securities traded on a national security exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

     (b)  Federal Income Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     (c)  Equalization

          The Trust uses the accounting practice of equalization, by which a portion of the proceeds from the sale and cost of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     (d)  Use Of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.






                                                                   (continued)

                      Berkshire Capital Investment Trust
                         Notes to Financial Statements


(1)  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     (e)  Distributions To Shareholders

          Dividends to shareholders are recorded on the ex-dividend date.

     (f)  Accounting Practices

          The Trust follows the industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

(2)  CURRENT YEAR DISTRIBUTIONS TO SHAREHOLDERS:

On December 31, 1997, the Board of Trustees approved the distribution of $.0979 per share aggregating $1,138 declared from net investment income during 1997. The dividend was paid on December 30, 1997 to shareholders of record on December 29, 1997. All shareholders have elected to have all dividends reinvested into additional shares of the Trust's stock. This resulted in the issuance of 131.698 additional shares of common stock.

As of December 31, 1997, the Trust had available for federal income tax purposes an unused capital loss carryover of $2,613 which will expire in 2002.

(3)  CAPITAL SHARE TRANSACTIONS:

The Trust is authorized to issue an unlimited number of shares of $1.00 par capital stock. As of December 31, 1997 there was $116,638 of total paid-in capital.

          Shares sold                   11,606.66       $  115,500
          Shares issued on
          reinvestment of dividends       131.698            1,138
          Net increase                 11,738.358       $  116,638
                                       ==========         =========

(4)  ORGANIZATIONAL COSTS:

All organizational costs were borne by the Fund's Investment Advisor.

(5)  REGISTRATION FEES:

All registration fees were borne by the Fund's Investment Advisor.



                                                                   (continued)

                      Berkshire Capital Investment Trust
                         Notes to Financial Statements



(6)  INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities were $122,139 and $5,822 respectively for common stocks. Net loss on investments for the year ended December 31, 1997 were $15,226. That amount represents the net decrease in value of investments held during the year. The components are as follows:

               Realized loss on securities          $   2,613
               Net unrealized loss on securities       12,613
                                                       ------
               Net decrease                         $  15,226
                                                       ======

(7)  INVESTMENT ADVISORY FEES:

The Trust has an Investment Advisory Agreement and a separate Administration Agreement with Berkshire Capital Holdings, Inc. Under the terms of the Investment Advisory Agreement, Berkshire Capital Holdings, Inc. will receive a fee accrued each calendar day (including weekends and holidays) at a rate of 1.5% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital Holdings, Inc. receives a fee as compensation for services rendered, facilities furnished and expenses assumed. Such fee is computed as a percentage of the Fund's daily net assets and are accrued each calendar day (including weekends and holidays). The administration fee is based on the following schedule:

                    Percentage          Daily Net Asset Range
                    ----------         ----------------------

                      .50%                $0 to $50 million
                      .45%                $50 to $200 million
                      .40%                $200 to $500 million
                      .35%                $500 to $1 billion
                      .30%                excess of $1 billion

Berkshire Capital Holdings, Inc. may at its discretion, forego fees normally paid to it by the Trust for services rendered. For the fiscal year ending December 31, 1997, Berkshire Capital Holdings, Inc. has agreed to irrevocably waive any and all rights to its investment advisory and administration fees. The foregoing of such fees for 1997 had a material effect on the Fund's expense ratio and yield to the shareholders. Such material effect was the subsequent lowering of the Fund's expense ratio resulting in the increase of the yield to the shareholders.




                                                                   (continued)

                      Berkshire Capital Investment Trust
                         Notes to Financial Statements



(8)  FINANCIAL HIGHLIGHTS:

Selected data for a share outstanding throughout each period:


          Financial Highlights, Related Ratios and Supplemental Data
                               December 31, 1997



NET ASSET VALUE, BEGINNING OF PERIOD:                            $   10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                                  .10
Net gains or losses on securities (both realized and unrealized)    (1.36)
                                                                    ------
Total from investment operations                                      8.74

LESS DISTRIBUTIONS:

Dividends (from net investment income)                               (.10)
Distributions (from capital gains)                                       0
                                                                     -----
Total distributions                                                  (.10)
                                                                     -----
NET ASSET VALUE, END OF PERIOD                                   $    8.64
                                                                     =====
Total return - Note (7)                                            (12.6%)*


RATIO/SUPPLEMENTAL DATA:

Net assets, end of period                                        $ 101,412

Ratio of expenses to average net assets - Note (7)                      0%

Ratio of net investment income to average net assets                    1%

Portfolio turnover rate                                                13%

Average commission rate paid for securities transactions
(cost per share)                                                 $   .7897

*Not annualized.



                      Berkshire Capital Investment Trust
                     Schedule of Portfolio of Investments
                               December 31, 1997


                           Shares     Percent                       Unrealized
                             or         of     Historical   Market        Gain
Common Stocks (99.7%)    Face Amount   Total      Cost       Value      (Loss)
                         -----------   -----    --------    -------    -------


BEVERAGES:
The Coca-Cola Company*        80        5.3%    $ 4,819    $ 5,335       $ 516
                                        ----     ------      -----        ----
   Total Beverages                      5.3%      4,819      5,335         516

PERSONAL CARE:
Gillette Company*             50        5.0%      4,368      5,022         654
                                        ----     ------      -----        ----
   Total Personal Care                  5.0%      4,368      5,022         654

COMPUTER:
Dell Computer Corporation     50        4.1%      4,087      4,200         113
IBM Corporation*              50        5.2%      5,138      5,231          93
Sun Microsystems, Inc.        80        3.1%      3,747      3,190       (557)
                                       -----     ------     ------       -----
   Total Computer                      12.4%     12,972     12,621       (351)

COMPUTER COMPONENTS:
Adaptec, Inc.                 60        2.2%      3,016      2,227       (789)
Innovex, Inc.*               150        3.4%      4,469      3,441     (1,028)
                                        ----      -----      -----      ------
   Total Computer Components            5.6%      7,485      5,668     (1,817)

CONGLOMERATE:
Berkshire Hathaway (Class B)   3        4.6%      4,474      4,617         143
                                        ----      -----      -----         ---
   Total Conglomerate                   4.6%      4,474      4,617         143

FINANCIAL SERVICES:
E*Trade Group, Inc.          230        5.2%      5,632      5,290       (342)
                                        ----      -----      -----       -----
   Total Financial Services             5.2%      5,632      5,290       (342)

MEDICAL PRODUCTS:
Vivus, Inc.                  430        4.5%     12,141      4,569     (7,572)
                                        ----     ------      -----      ------
   Total Medical Products               4.5%     12,141      4,569     (7,572)

NETWORKING:
Ascend Communications         55        1.3%      2,043      1,347       (696)
3Com Corporation             120        4.1%      5,663      4,192     (1,471)
Cisco Systems, Inc.          442       24.3%     23,361     24,642       1,281
                                       -----     ------     ------       -----
   Total Networking                    29.7%     31,067     30,181       (886)


                           (continued on next page)



SEMICONDUCTOR:
Intel Corporation*           250       17.3%     20,524     17,563     (2,961)
Texas Instruments*            40        1.8%      2,600      1,800       (800)
                                        ----      -----      -----       -----
   Total Semiconductor                 19.1%     23,124     19,363     (3,761)

SOFTWARE:
Microsoft Corporation         35        4.5%      4,636      4,524       (112)
PeopleSoft, Inc.             100        3.8%      2,985      3,900         915
                                        ----      -----      -----       -----
   Total Software                       8.3%      7,621      8,424         803

   Total Common Stocks                          113,703    101,090    (12,613)
                                                -------    -------    --------
   Cash:                                 .3%        322        322
                                         ---        ---        ---
   Total Cash                            .3%        322        322

   Total Investments                    100%  $ 114,025  $ 101,412  $ (12,613)
                                        ====    =======    =======    ========
*Income Producing


                                   FORM N-1A
                          PART C - OTHER INFORMATION



Item 24.   Financial Statements and Exhibits

(a) Financial Statements

   (1) Financial statements are presented in Part B.

   These include:

   Independent Auditors' Report dated December 31, 1997.
   Statement of Assets & Liabilities as of December 31, 1997.
   Statement of Operations - (July 1, 1997 to December 31, 1997).
   Statement of Changes in Net Assets - (July 1, 1997 to December 31, 1997). Notes to Financial Statements dated December 31, 1997.
   Financial Highlights - (July 1, 1997 to December 31, 1997).
   Schedule of Portfolio of Investments dated December 31, 1997.

(b) Exhibits

             Exhibit No.         Description
             -----------         -----------
                99.1*        Certificate of Trust -
                             Berkshire Capital Investment Trust

                99.2* Certificate of Amendment of Certificate of Trust Berkshire Capital Investment Trust

                99.3*        Declaration of Trust -
                             Berkshire Capital Investment Trust

                99.4* Certificate of Consent of the Trustees of the Berkshire Capital Investment Trust

                99.5*        Investment Advisory Agreement
                99.6*        Administration Agreement
                99.7*        Transfer Agent Agreement
                99.8*        Subscription Agreements
                99.9*        Reimbursement Agreement
                99.10        Consent of Independent Auditors
                99.11        Inapplicable


*Incorporated by reference to Registration Statement on Form N-1A.


Item 25.   Control Persons
Inapplicable.


Item 26.   Number of Shareholders

             Title of Class                   Number of Record Holders
             ---------------                  ------------------------
  Berkshire Capital Growth & Value Fund     Three as of December 31, 1997

Item 27.   Indemnification

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Berkshire Capital Investment Trust (the "Trust") (Exhibit 99.3) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2,
1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Investment Advisory and Administration Agreement under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.


Item 28.   Activities of Investment Adviser

Berkshire Capital Holdings, Inc. activity at the present time is performance on its Investment Advisory Contract and Administration Agreement currently effective with the Berkshire Capital Investment Trust. Malcolm R. Fobes III has the principal occupation of, owner, officer and director of Berkshire Capital Holdings, Inc.

Item 29.   Principal Underwriter
The Fund acts as its own underwriter.


Item 30.   Location of Accounts and Records

All fund records are held at the Trust's principal executive offices at 475 Milan Drive, #103, San Jose, California 95134-2453 with the exception of security certifications which are held in a safe deposit box at the Bank of Los Altos, 4546 El Camino at San Antonio, Los Altos, California 94022.

Item 31.   Management Services
Inapplicable


Item 32.   Undertakings

(a)   Inapplicable

(b)   Inapplicable

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and State of California, on the 26th day of February, 1997.


                                    Berkshire Capital Investment Trust

                                    /s/ MALCOLM R. FOBES III
                         By:        -------------------------------
                                    Malcolm R. Fobes III, President




Pursuant to the requirements of the Securities Act of 1933, this registration Statement has been signed below by the following persons in the capacities and on the dates(s) indicated.


/s/ MALCOLM R. FOBES III
------------------------
Malcolm R. Fobes III                Trustee; President               2/26/98

/s/ RONALD G. SEGER
-------------------
Ronald G. Seger                     Trustee; Secretary               2/26/98

/s/ LELAND F. SMITH
-------------------
Leland F. Smith                     Trustee                          2/26/98

/s/ ARTHUR J. HOPPER
--------------------
Arthur J, Hopper                    Trustee                          2/26/98

     Malcolm R. Fobes III, by signing his name below, signs this Post-Effective Amendment No. 1 on behalf of the above-named Trustees pursuant to Powers of Attorney contained in the Post-Effective Amendment No. 1 filed herewith with the Securities and Exchange Commission.


Dated:  February 26, 1998          /s/ MALCOLM R. FOBES III
                                   ---------------------------------------
                                   Malcolm  R. Fobes III, Attorney-in-Fact


                               POWER OF ATTORNEY

         The undersigned Trustee of Berkshire Capital Investment Trust, a Delaware business trust, which anticipates filing with the Securities and Exchange Commission, Washington, DC, under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A, hereby constitutes and appoints Malcolm R. Fobes III with full power of substitution and resubstitution, as attorney to sign for the undersigned and in my name, place and stead, as Trustee of said Trust, said registration statement and any and all amendments and exhibits thereto, and any and all applications and documents to be filed with the Securities and Exchange Commission pertaining to such registration statement, with full power and authority to do and perform any and all acts and things whatsoever requisite, necessary or advisable to be done in the premises, as fully and for all intents and purposes as the undersigned could do if personally present, hereby approving the acts of said attorney, and any such substitute.

         IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of February, 1998.

                                                /s/ RONALD G. SEGER
                                                -------------------
                                                Ronald G. Seger


                               POWER OF ATTORNEY

         The undersigned Trustee of Berkshire Capital Investment Trust, a Delaware business trust, which anticipates filing with the Securities and Exchange Commission, Washington, DC, under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A, hereby constitutes and appoints Malcolm R. Fobes III with full power of substitution and resubstitution, as attorney to sign for the undersigned and in my name, place and stead, as Trustee of said Trust, said registration statement and any and all amendments and exhibits thereto, and any and all applications and documents to be filed with the Securities and Exchange Commission pertaining to such registration statement, with full power and authority to do and perform any and all acts and things whatsoever requisite, necessary or advisable to be done in the premises, as fully and for all intents and purposes as the undersigned could do if personally present, hereby approving the acts of said attorney, and any such substitute.

         IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of February, 1998.

                                                /s/ LELAND F. SMITH
                                                -------------------
                                                Leland F. Smith

                               POWER OF ATTORNEY

         The undersigned Trustee of Berkshire Capital Investment Trust, a Delaware business trust, which anticipates filing with the Securities and Exchange Commission, Washington, DC, under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A, hereby constitutes and appoints Malcolm R. Fobes III with full power of substitution and resubstitution, as attorney to sign for the undersigned and in my name, place and stead, as Trustee of said Trust, said registration statement and any and all amendments and exhibits thereto, and any and all applications and documents to be filed with the Securities and Exchange Commission pertaining to such registration statement, with full power and authority to do and perform any and all acts and things whatsoever requisite, necessary or advisable to be done in the premises, as fully and for all intents and purposes as the undersigned could do if personally present, hereby approving the acts of said attorney, and any such substitute.

         IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of February, 1998.

                                                /s/ ARTHUR J. HOPPER
                                                --------------------
                                                Arthur J. Hopper

                                   EXHIBITS

      Exhibit No.          Description                                  Page
      ----------           ------------                                 ----

        99.1*     Certificate of Trust -
                  Berkshire Capital Investment Trust                     1A

        99.2*     Certificate of Amendment of Certificate of Trust
                  Berkshire Capital Investment Trust                     2A

        99.3*     Declaration of Trust -
                  Berkshire Capital Investment Trust                     3A

        99.4*     Certificate of Consent of the Trustees of the
                  Berkshire Capital Investment Trust                     4A

        99.5*     Investment Advisory Agreement                          5A

        99.6*     Administration Agreement                               6A

        99.7*     Transfer Agent Agreement                               7A

        99.8*     Subscription Agreements                                8A

        99.9*     Reimbursement Agreement                                9A

        99.10     Consent of Independent Auditors                       10A

        99.11*    Opinion and Consent of Hall & Evans, L.L.C.           11A

*Incorporated by reference to Registration Statement on Form N-1A.
